Equity (Details Narratives) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 23, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020
Common stock shares issued upon conversion of preferred stock		42			250	1,718
Common stock shares issued		17,667		17,667	12,538
Stock Option [Member] | Warrant [Member]
Stock granted value share-based compensation		$ 135	$ (160)	$ 409	$ 1,367
Unrecognized compensation expense		534		$ 652
Incentive stock plan description				2013 Incentive Stock Plan was amended to increase available balance by 1,000.
Weighted average vesting period				3 years 11 months 12 days
Restricted Stock [Member]
Restricted stock shares issued				450	400
Restricted shares of common stock held by the company	500
Stock granted value share-based compensation		176	$ 757	$ 1,150	$ 819
Unrecognized compensation expense		$ 641		$ 818
Series C Preferred Stock [Member]
Common stock shares issued			42			93
Interest rate			8.00%	0.00%		8.00%
Original principal amount						$ 4,185
Debt conversion, principal amount					250	1,000
Series C Preferred Stock [Member] | 8% Convertible Subordinated Note [Member] | Investor [Member]
Common stock shares issued						1,000